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[LOGO]

MORGAN STANLEY
DEAN WITTER
COMPETITIVE EDGE
"BEST IDEAS"
PORTFOLIO
JANUARY 1998

- CAPITAL APPRECIATION POTENTIAL
- GLOBAL DIVERSIFICATION
- EASY LIQUIDITY
- ROLLOVER OPTION
- REINVESTMENT

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE UNITS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN UNITS OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

[LOGO]
      2 World Trade Center   -   New York NY 10048
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Summary of Essential Information
as of January 15, 1998

SIZE OF OFFERING
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
Aggregate Value of Securities....    $238,935.16
Number of Units..................         25,000
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PRICE
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
Public Offering Price Per Unit
  (including sales charge).....          $9.6369
Minimum Purchase: $1,000
Public Offering Price Per 100
  Units (including sales
  charge)......................          $963.69
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RECORD DATES
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
June 1, 1998, December 1, 1998 and September 30,
  1999
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DISTRIBUTION DATES
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
June 15, 1998, December 15, 1998 and on or about
  October 7, 1999
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TERMINATION DATE
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September 30, 1999

SALES CHARGE
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The one-year sales charge is 2.90% of the Public Offering Price of which $20 per
100 Units is deferred. The one-year deferred sales charge generally is paid from the proceeds of securities sold each month commencing March 31, 1998 ($2.00 per
100 Units per month for 10 months). The additional six-month deferred sales charge of $10 per 100 units applies to any unitholder holding units on March 31,
1999. In such case, the total sales charge would be 3.9% (assuming a $10 per unit offering price). Volume discounts begin on orders of $25,000 or more.
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
TRUSTEE                SPONSOR
The Bank of New York   Dean Witter Reynolds
101 Barclay Street     Inc.
New York, NY 10286     2 World Trade Center
                       New York, NY 10048
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INVEST IN THE 40 "BEST IDEAS" STOCKS IN TODAY'S GLOBAL
MARKET PLACE FOR AS LITTLE AS $1,000 ($250 FOR IRAS)

YOUR EDGE FOR GLOBAL INVESTING

The Morgan Stanley Dean Witter Competitive Edge "Best Ideas" Portfolio brings together the research, the expertise and the diversification needed to invest in today's global market place. This unit investment trust features a Portfolio of professionally selected stocks, representing Morgan Stanley Dean Witter (MSDW)
Global Equity Research group's January, 1998 Competitive Edge "Best Ideas" list.
With the purchase of the Competitive Edge unit trust, the investor has access to a portfolio that encompasses a world-class collection of companies--each of which is considered by MSDW to be a global leader within its industry.

FULLY LIQUID INVESTMENT

All or a portion of your units may be sold at any time. The price received will be based upon the then current market value of the securities in the portfolio
(including deductions for any remaining deferred sales charge), which may be more or less than the original price paid.

AUTOMATIC DIVIDEND REINVESTMENT

Investors may elect to have distributions automatically reinvested in additional units of the portfolio, subject to any remaining deferred sales charge.

GLOBAL DIVERSIFICATION

The Competitive Edge "Best Ideas" Trust helps reduce risk by investing in a 40 stock portfolio. Although there are certain risks associated with investment in common stocks--including price volatility resulting from factors affecting the common stock of the issuer of a security in particular and the equity markets in general--the Trust helps reduce risk because an investment is divided among 40 stocks from various global industry groups. It would be difficult for the average investor to achieve a comparable level of diversification, without making a substantial capital commitment or incurring odd lot charges.

SUITABLE FOR RETIREMENT ACCOUNTS

This Trust may be an attractive investment vehicle for a self-directed IRA or self-employed retirement plan ("Keogh plan"). As a capital appreciation-oriented investment it may be a suitable complement to help increase the growth potential of an investor's overall portfolio.

SHORT-TERM LIFE

Unitholders may choose to hold their units for approximately one year. They may also choose to hold their units for approximately 18 months for an additional deferred sales charge of approximately 1.00% (total sales charge of approximately 3.90%). The portfolio will then either be liquidated or distributed to unitholders in-kind at their election. Investors may, of course, sell or redeem their units at any time prior to the Trust's termination.

Although the Trust is an approximately one and one half-year investment, and many investors may choose to hold units for less time, the strategy is long-term. Investors should consider reinvesting in successive trusts--for example, for at least three to five years-- to take advantage of the long-term strategy.

RISKS

There are risks inherent in an investment in common stocks. The value of the underlying Securities in the Portfolio may fluctuate in accordance with changes in the value of common stocks in general. Equity markets have been at historically high levels and no assurance can be given that these levels will continue. In addition, the Portfolio will contain securities of non-US issuers, which may involve risks that are different from those involved in holding securities of domestic issuers. These include currency risk, the risk of future political and economic developments, as well as price volatility. Read the prospectus for more complete risk information.

------------------------------
FOR A COPY OF THE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING
CHARGES, EXPENSES AND RISKS, CONTACT YOUR ACCOUNT EXECUTIVE. READ THE PROSPECTUS
CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
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SCHEDULE OF PORTFOLIO SECURITIES
MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO JANUARY 1998
ON DATE OF DEPOSIT, JANUARY 15, 1998

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
                                                                                  PROPORTIONATE    PERCENTAGE
                                                        COST OF                   RELATIONSHIP    OF AGGREGATE    PRICE PER
PORTFOLIO                                             SECURITIES      NUMBER OF    BETWEEN NO.    MARKET VALUE     SHARE TO
   NO.      NAME OF COMMON STOCK ISSUER                TO TRUST        SHARES       OF SHARES       OF TRUST        TRUST
---------   --------------------------------------  ---------------   ---------   -------------   ------------   ------------
     1      AES Corp.                                 $    6,836.75       164            2.948%          2.86%     $  41.6875
     2      Asia Pulp & Paper Co. Ltd.                     1,976.38       194            3.487           0.83         10.1875
     3      AT&T Corp.                                     6,695.00       103            1.852           2.80           65.00
     4      AXA-UAP                                        6,720.21        89            1.600           2.81          75.508
     5      Bayerische Motorenwerke AG (BMW)               6,386.43         9            0.162           2.67        709.6034
     6      The Boeing Co.                                 6,574.63       149            2.678           2.75          44.125
     7      Chevron Corp.                                  6,693.50        88            1.582           2.80         76.0625
     8      Cisco Systems Inc.                             6,662.75       116            2.085           2.79         57.4375
     9      Citicorp                                       6,715.31        57            1.025           2.81        117.8125
    10      Coca-Cola Enterprises Inc.                     6,649.50       186            3.344           2.78           35.75
    11      Diageo PLC                                     6,665.00       723           12.997           2.79          9.2185
    12      Dresser Industries Inc.                        6,552.00       182            3.272           2.74           36.00
    13      E.I. DuPont de Nemours & Co.                   6,626.13       122            2.193           2.77         54.3125
    14      Emerson Electric Co.                           6,662.25       108            1.941           2.79         61.6875
    15      Federal Express Corp.                          6,674.06       105            1.887           2.79         63.5625
    16      General Electric Co.                           6,614.56        91            1.636           2.77         72.6875
    17      Holderbank Financiere Glaris AG                6,829.04         9            0.162           2.86        758.7822
    18      Intel Corp.                                    6,702.81        89            1.600           2.81         75.3125
    19      Eli Lilly and Company                          6,725.00       100            1.798           2.81           67.25
    20      Lockheed Martin Corp.                          6,662.31        67            1.204           2.79         99.4375
    21      MAN AG                                         2,119.51         8            0.144           0.89        264.9405
    22      Manpower Inc.                                  1,998.63        59            1.061           0.84          33.875
    23      Mattel Inc.                                    6,704.38       170            3.056           2.81         39.4375
    24      Michelin                                       6,686.42       138            2.481           2.80         48.4523
    25      Microsoft Corp.                                6,747.94        51            0.917           2.82        132.3125
    26      Novartis AG                                    6,171.96         4            0.072           2.58       1,542.991
    27      Praxair Inc.                                   6,939.25       164            2.948           2.90         42.3125
    28      Proctor & Gamble Co.                           6,714.75        84            1.510           2.81         79.9375
    29      Quintiles Transnational Corp.                  1,995.50        52            0.935           0.84          38.375
    30      Sandvik AB                                     2,102.30        82            1.474           0.88         25.6378
    31      Sankyo Co., Ltd.                               6,754.83       267            4.800           2.83          25.299
    32      SAP AG                                         6,483.67        22            0.395           2.71        294.7121
    33      Schlumberger Ltd.                              6,630.50        89            1.600           2.78           74.50
    34      Sealed Air Corp.                               2,019.06        35            0.629           0.85         57.6875
    35      SGS Thomson Microelectronics N.V.              6,821.41       117            2.103           2.85         58.3026
    36      Siebe PLC                                      6,657.94       373            6.705           2.79         17.8497
    37      Sony Corp.                                     6,727.23        75            1.348           2.82         89.6964
    38      Time Warner Inc.                               6,664.00       112            2.013           2.79           59.50
    39      TOTAL S.A.                                     6,709.29        68            1.222           2.81          98.666
    40      Unilever PLC                                   6,662.97       842           15.136           2.79          7.9133
                                                    ---------------   ---------
                                                      $  238,935.16     5,563
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